RECENTLY ISSUED ACCOUNTING STANDARDS	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
Adoption of new accounting standards

In March 2023, the Financial Accounting Standards Board (the "FASB") issued ASU 2023-01 Leases (Topic 842): Common Control Arrangements. The amendments require all lessees, including public business entities, to amortize leasehold improvements associated with common control leases over their useful life to the common control group. At the end of the lease, a lessee is required to account for the leasehold improvements as a transfer of assets between entities under common control, meaning they would adjust equity (or net assets for not-for-profit entities). The adoption of ASU 2023-01 had no material impact on our unaudited consolidated financial statements.

In July 2022, the FASB issued ASU 2022-03 Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. This amendment was intended to reduce diversity in practice in the measurement of the fair value of equity securities subject to contractual sale restrictions. For entities that have investments in equity securities that are subject to contractual sale restrictions, the contractual restriction on the sale is not considered part of the unit of account of the equity security, is not considered when measuring fair value and additional disclosures are required. The adoption of ASU 2022-03 had no material impact on our unaudited consolidated financial statements.

Accounting pronouncements that have been issued but not yet adopted

The following table provides a brief description of other recent accounting standards that have been issued but not yet adopted as of June 30, 2024:

Standard	Description	Date of Adoption	Effect on our Unaudited Condensed Consolidated Financial Statements or Other Significant Matters for the Period
ASU 2024-01: Compensation — Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards
The ASU adds an example to ASC 718 that describes four fact patterns and illustrates how an entity evaluates common terms and characteristics of profits interests and similar awards to reach a conclusion about whether an award meets the scope conditions in ASC 718-10-15-3.
		January 1, 2026	No material impact expected as a result of the adoption of this ASU.
ASU 2023-09: Income Taxes (Topic 740): Improvements to Income Tax Disclosures	The amendments enhance the transparency and decision usefulness of the annual income tax disclosures. The two primary enhancements include disaggregating existing income tax disclosures related to the effective tax rate reconciliation and income taxes paid.	January 1, 2025	No material impact expected as a result of the adoption of this ASU.
ASU 2023-07: Segmental Reporting (Topic 280): Improvements to Reportable Segmental Disclosures	The amendments enhance segmental reporting through expanding the breadth and frequency of segment disclosures.	January 1, 2025	No material impact on disclosures expected as a result of the adoption of this ASU.